UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments

UBS Fort Dearborn Income Securities, Inc.
Portfolio of Investments – June 30, 2006 (unaudited)

	Face
	Amount	Value

Bonds – 98.17%
US Bonds – 93.22%
US Corporate Bonds – 55.45%
Allergan, Inc., 144A
5.750%, due 04/01/16	$2,370,000	$2,302,810
Allstate Corp.
6.750%, due 05/15/18	195,000	202,834
American General Finance Corp.
5.375%, due 10/01/12	370,000	359,989
AT&T Corp.
8.000%, due 11/15/31†	860,000	987,369
AT&T, Inc.
6.450%, due 06/15/34	995,000	945,808
Bank of America Corp.
7.400%, due 01/15/11	1,915,000	2,037,593
Bank One Corp.
7.875%, due 08/01/10	815,000	876,970
BellSouth Corp.
6.550%, due 06/15/34	1,015,000	966,500
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	395,000	393,947
Burlington Northern Santa Fe Corp.
6.875%, due 12/01/27	120,000	128,039
7.082%, due 05/13/29	740,000	802,893
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	1,105,000	1,140,193
Capital One Financial Corp.
5.500%, due 06/01/15	1,250,000	1,182,205
Cendant Corp.
7.375%, due 01/15/13	340,000	372,001
Cisco Systems, Inc.
5.500%, due 02/22/16	400,000	384,091
CIT Group, Inc.
7.750%, due 04/02/12	140,000	151,764
Citigroup, Inc.
5.000%, due 09/15/14	1,882,000	1,761,490
5.625%, due 08/27/12	815,000	805,238
Citizens Communications Co.
9.000%, due 08/15/31	585,000	592,312
Comcast Corp.
7.050%, due 03/15/33	1,300,000	1,318,832
ConAgra Foods, Inc.
6.750%, due 09/15/11	420,000	432,923
Coors Brewing Co.
6.375%, due 05/15/12	350,000	356,176
DaimlerChrysler N.A. Holding Corp.
8.500%, due 01/18/31	845,000	956,773
Devon Financing Corp. ULC
7.875%, due 09/30/31	1,460,000	1,667,267
Dominion Resources, Inc.
5.950%, due 06/15/35	495,000	443,806
EOP Operating LP
7.250%, due 06/15/28	700,000	715,471
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	1,065,000	1,150,640
FirstEnergy Corp., Series B
6.450%, due 11/15/11	650,000	661,389
Ford Motor Credit Co.
5.800%, due 01/12/09	6,090,000	5,563,629

	Face
	Amount	Value

US Corporate Bonds – (continued)
Fortune Brands, Inc.
5.375%, due 01/15/16	$710,000	$656,768
General Electric Capital Corp.
6.000%, due 06/15/12	1,730,000	1,749,873
6.750%, due 03/15/32	1,150,000	1,227,538
General Motors Acceptance Corp.
6.875%, due 09/15/11	2,340,000	2,232,734
Goldman Sachs Group, Inc.
6.125%, due 02/15/33	440,000	410,992
6.875%, due 01/15/11	1,685,000	1,750,857
HSBC Bank USA N.A.
5.625%, due 08/15/35	855,000	754,695
HSBC Finance Corp.
6.750%, due 05/15/11	1,165,000	1,208,505
ICI Wilmington, Inc.
5.625%, due 12/01/13	850,000	815,032
Johnson Controls, Inc.
5.500%, due 01/15/16	700,000	664,170
JPMorgan Chase & Co.
6.750%, due 02/01/11	955,000	992,617
Kinder Morgan Energy Partners LP
5.125%, due 11/15/14	315,000	287,569
5.800%, due 03/15/35	1,080,000	921,618
Kraft Foods, Inc.
5.625%, due 11/01/11	760,000	748,581
Kroger Co.
7.500%, due 04/01/31	650,000	682,339
Lockheed Martin Corp.
8.500%, due 12/01/29	505,000	635,613
Marathon Oil Corp.
6.125%, due 03/15/12	325,000	327,944
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	705,000	704,156
MBNA Corp.
7.500%, due 03/15/12	550,000	594,941
Merck & Co., Inc.
6.400%, due 03/01/28	520,000	518,134
Miller Brewing Co., 144A
5.500%, due 08/15/13	350,000	335,818
Morgan Stanley
6.750%, due 04/15/11	1,675,000	1,739,029
7.250%, due 04/01/32	355,000	389,910
National City Bank
4.625%, due 05/01/13	360,000	336,915
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	945,000	1,158,593
News America, Inc.
6.200%, due 12/15/34	810,000	735,068
Norfolk Southern Corp.
5.257%, due 09/17/14	245,000	235,503
Northrop Grumman Corp.
7.125%, due 02/15/11	425,000	447,219
Occidental Petroleum Corp.
8.450%, due 02/15/29	265,000	335,049
Pacific Gas & Electric Co.
6.050%, due 03/01/34	670,000	632,356
Pitney Bowes, Inc.
4.625%, due 10/01/12	300,000	281,522
Progress Energy, Inc.
7.000%, due 10/30/31	520,000	535,025
Progressive Corp.
6.250%, due 12/01/32	275,000	271,480
Prologis, 144A
5.625%, due 11/15/15	825,000	787,748

	Face
	Amount	Value

US Corporate Bonds – (concluded)
PSEG Power LLC
8.625%, due 04/15/31	$290,000	$354,992
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	830,000	825,850
Residential Capital Corp.
6.875%, due 06/30/15	660,000	657,155
Safeway, Inc.
7.250%, due 02/01/31	645,000	654,616
Sempra Energy
7.950%, due 03/01/10	480,000	511,208
Simon Property Group LP, REIT
5.375%, due 06/01/11	300,000	292,439
SLM Corp.
5.125%, due 08/27/12	115,000	110,436
Sprint Capital Corp.
8.750%, due 03/15/32	1,330,000	1,603,850
Target Corp.
7.000%, due 07/15/31	305,000	335,775
Teva Pharmaceutical Finance LLC
5.550%, due 02/01/16	430,000	403,273
Time Warner, Inc.
7.625%, due 04/15/31	695,000	748,324
Travelers Property Casualty Corp.
6.375%, due 03/15/33	350,000	332,163
TXU Energy Co. LLC
7.000%, due 03/15/13	800,000	816,590
US Bank N.A.
6.375%, due 08/01/11	500,000	514,576
Union Pacific Corp.
6.650%, due 01/15/11	470,000	485,999
UnitedHealth Group, Inc.
5.800%, due 03/15/36	1,075,000	962,224
Valero Energy Corp.
7.500%, due 04/15/32	625,000	678,567
Verizon New York, Inc., Series B
7.375%, due 04/01/32	1,085,000	1,069,573
Wachovia Bank N.A.
7.800%, due 08/18/10	1,620,000	1,733,813
Washington Mutual Bank
6.750%, due 05/20/36	500,000	498,667
Washington Mutual Preferred Funding Delaware, 144A †† (a)
6.534%, due 03/15/11	2,100,000	2,011,926
Wells Fargo Bank N.A.
6.450%, due 02/01/11	1,025,000	1,055,428
Weyerhaeuser Co.
7.375%, due 03/15/32	665,000	673,259
Wyeth
5.500%, due 03/15/13	700,000	681,468

		73,779,034

Asset-Backed Securities – 6.52%
CenterPoint Energy Transition Bond Co., LLC 01-1, Class A4
5.630%, due 09/15/15	3,200,000	3,192,127
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	268,017	269,160
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	1,500,000	1,492,763
CPL Transition Funding LLC, 02-1, Class A5
6.250%, due 01/15/17	3,000,000	3,105,387

	Face
	Amount	Value

Asset-Backed Securities – (concluded)
Small Business Administration, 04-P10B, Class 1
4.754%, due 08/10/14	$660,666	$619,933

		8,679,370

Mortgage & Agency Debt Securities – 8.72%
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	137,197	137,056
Federal Home Loan Mortgage Corp.
5.000%, due 01/30/14	30,000	28,890
Federal Home Loan Mortgage Corp., Gold
5.500%, due 10/01/19	719,223	706,125
6.500%, due 02/01/17	221,393	224,072
Federal National Mortgage Association
5.000%, TBA	555,000	518,752
5.500%, due 03/01/33	465,424	449,060
5.500%, due 09/01/34	2,277,122	2,192,988
5.500%, due 11/01/34	378,861	364,863
6.000%, due 06/01/23	212,516	211,569
6.000%, due 11/01/28	303,556	300,241
6.250%, due 02/01/11	1,370,000	1,403,128
6.625%, due 11/15/30	1,500,000	1,698,602
7.000%, due 03/01/31	160,285	164,390
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	475,035	478,753
Federal National Mortgage Association, 93-106, Class Z, REMIC
7.000%, due 06/25/13	44,098	45,120
Government National Mortgage Association
6.500%, due 05/15/29	103,722	105,305
GSR Mortgage Loan Trust, 06-2F, Class 3A4
6.000%, due 02/25/36	1,300,000	1,255,932
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	1,409,433	1,321,080

		11,605,926

Municipal Notes and Bonds – 3.50%
Illinois State Taxable Pension
5.100%, due 06/01/33	2,350,000	2,106,798
New Jersey Economic Development Authority, Series B*
3.117%, due 02/15/18	5,000,000	2,551,700

		4,658,498

US Government Obligations – 19.03%
US Treasury Bonds
6.250%, due 08/15/23	5,145,000	5,674,374
6.250%, due 05/15/30	4,790,000	5,425,422
8.500%, due 02/15/20	1,230,000	1,608,609
8.875%, due 02/15/19	1,210,000	1,607,788
US Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 07/15/14†††	315,261	303,599
US Treasury Note
4.625%, due 02/29/08	1,170,000	1,159,351
US Treasury Strips*
1.840%, due 08/15/26	16,160,000	5,597,953
2.909%, due 05/15/17	6,940,000	3,947,576

		25,324,672

Total US Bonds		124,047,500

	Face
	Amount	Value

International Bonds – 4.95%
International Corporate Bonds – 4.60%
Canada – 0.94%
Bombardier, Inc., 144A
6.750%, due 05/01/12	$1,020,000	$938,400
Canadian National Railway Co.
6.900%, due 07/15/28	285,000	307,742

		1,246,142

Cayman Islands – 2.42%
Augusta Funding Ltd. VI
7.375%, due 04/15/13	2,500,000	2,575,000
Transocean, Inc.
7.500%, due 04/15/31	585,000	651,028

		3,226,028

Luxembourg – 0.57%
Telecom Italia Capital S.A.
6.375%, due 11/15/33	835,000	754,969

United Kingdom – 0.67%
Abbey National PLC
7.950%, due 10/26/29	750,000	892,879

Total International Corporate Bonds		6,120,018

Sovereign/SupraNational Bond – 0.35%
PEMEX Project Funding Master Trust
8.000%, due 11/15/11	440,000	465,300

Total International Bonds		6,585,318

Total Bonds (Cost $131,810,246)		130,632,818

	Shares

Short-Term Investment – 1.04%**
Other – 1.04%
UBS Supplementary Trust – U.S. Cash Management Prime Fund,
yield of 5.21%***
(Cost $1,377,814)	1,377,814	1,377,814

Total Investments (Cost $133,188,060) – 99.21%#		132,010,632
Cash and other assets, less liabilities – 0.79%		1,054,554

Net Assets – 100.00%		$133,065,186

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $133,188,060; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,264,768
Gross unrealized depreciation	(3,442,196)

Net unrealized depreciation	($1,177,428)

†	Step Bonds – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.
††	Floating rate securities – The interest rates shown are the current rates as of June 30, 2006.
†††	All or a portion of this security is segregated for “to be announced” (“TBA”) securities.
*	Reflects annualized yield at June 30, 2006 on zero coupon bonds.
**	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (Americas) Inc., Fort Dearborn Income Securities, Inc.’s advisor.
***	Interest rate reflects yield at June 30, 2006.
(a)	Perpetual bond security. The maturity date reflects the next call date.
#	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $7,527,342 or 5.66% of net assets.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally+/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS	Treasury Inflation Protected Security. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the US Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

1) Transactions with Affiliates

The Fund invests in shares of UBS Supplementary Trust – U.S. Cash Management Prime Fund (“Supplementary Trust”). The Supplementary Trust is managed by UBS Global Asset Management (Americas), Inc. (the “Advisor”) and is offered as a cash management option only as a business trust to mutual funds and other accounts managed by the Advisor. Distributions from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at June 30, 2006 and for the period ended are summarized as follows:

Fund	Purchases	Sales Proceeds	Interest	Value	% of Net Assets

UBS Supplementary Trust – U.S. Cash Management Prime Fund	$24,966,630	$25,527,140	$69,925	$1,377,814	1.04%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2006.

Fort Dearborn Income Securities, Inc.

Industry Diversification
As a Percent of Net Assets
As of June 30, 2006 (unaudited)

Bonds
US Bonds
US Corporate Bonds
Aerospace & Defense	0.81%
Auto Components	0.50
Automobiles	0.72
Beverages	0.52
Capital Markets	3.22
Chemicals	0.61
Commercial Banks	5.49
Commercial Services & Supplies	0.49
Consumer Finance	3.83
Diversified Financial Services	10.51
Diversified Telecommunication Services	5.54
Electric Utilities	1.99
Energy Equipment & Services	0.22
Food & Staples Retailing	1.00
Food Products	0.89
Gas Utilities	0.38
Health Care Providers & Services	0.72
Household Durables	0.49
Insurance	1.15
Media	2.11
Multiline Retail	0.25
Multi-Utilities & Unregulated Power	0.60
Oil & Gas	3.17
Paper & Forest Products	0.51
Pharmaceuticals	3.23
Real Estate	1.13
Road & Rail	2.12
Thrifts & Mortgage Finance	2.38
Wireless Telecommunication Services	0.87

Total US Corporate Bonds	55.45

Asset-Backed Securities	6.52
Mortgage and Agency Debt Securities	8.72
Municipal Notes and Bonds	3.50
US Government Obligations	19.03

Total US Bonds	93.22

International Bonds
International Corporate Bonds
Aerospace & Defense	0.71
Commercial Banks	0.67
Diversified Financial Services	1.93
Diversified Telecommunication Services	0.57
Energy Equipment & Services	0.49
Road & Rail	0.23

Total International Corporate Bonds	4.60
Sovereign/SupraNational Bond	0.35

Total International Bonds	4.95

Total Bonds	98.17
Short-Term Investment	1.04

Total Investments	99.21
Cash and other assets, less liabilities	0.79

Net Assets	100.00%

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 18, 2006

By:	/s/ Joseph T. Malone
Joseph T. Malone
Vice President, Treasurer and Principal Accounting Officer

Date:	August 18, 2006